Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss for the year	$ (324,245)	$ (177,716)
Adjustments for:
Depreciation and amortization	11,973	13,527
Deferred gain amortization	(416)	(417)
Impairment loss on trade receivables, net of cash recoveries	13,411	1,537
Inventory impairment and onerous contracts provision adjustments	5,657	14,978
Unrealized (gain) loss on forward contracts	1,095	(1,296)
Equity in loss of investment in joint venture and associates	4,941	10,131
Net decrease in fair value of investments	14,788	12,897
De-recognition of lease	(190)	120
Impairment charges on property, plant and equipment	111,020	967
Impairment charges on intangible assets	658	2,266
Impairment charges on Goodwill	40,277	23,991
Accretion on decommissioning liabilities	243	532
Employee future benefits	8	48
Employee future benefits plan contributions	(11)	(8)
Share-based compensation	7,456	10,959
Total adjustments	(113,335)	(87,484)
Changes in non-cash working capital:
Trade and other receivables	13,349	(12,913)
Inventories	(16,946)	(898)
Prepaid expenses and other current assets	2,689	76
Trade and other payables	1,204	(3,580)
Deferred revenue	7,044	(3,442)
Warranty provision	(2,104)	3,671
Changes in non-cash working capital:	5,236	(17,086)
Cash used in operating activities	(108,099)	(104,570)
Investing activities:
Contributions to long-term investments	(11,958)	(11,911)
Recovery of contributions to long-term investments	0	1,000
Additions to property, plant and equipment	(25,849)	(41,214)
Investment in intangible assets	(1,768)	(154)
Proceeds on sale of assets	3,170	0
Consideration paid related to acquisition	(100)	(2,000)
Cash used in investing activities	(36,505)	(54,279)
Financing activities:
Principal payments of lease liabilities	(3,327)	(4,013)
Net proceeds on issuance of share capital from share option exercises	308	335
Proceeds From Pension Settlement	1,489	0
Cash used in (provided by) financing activities	(1,530)	(3,678)
Effect of exchange rate fluctuations on cash and cash equivalents held	(1,048)	(73)
Decrease in cash and cash equivalents	(147,182)	(162,600)
Cash and cash equivalents, beginning of year	751,130	913,730
Cash and cash equivalents, end of year	$ 603,948	$ 751,130